UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Muni
New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 123.3%
Corporate - 10.8%	New York City Industrial Development Agency, RB, 1990
	American Airlines Inc. Project, AMT, 5.40%, 7/01/20	$ 1,500	$ 1,072,125
	New York City Industrial Development Agency, RB, British
	Airways Plc Project, AMT, 7.63%, 12/01/32	1,000	934,880
	New York City Industrial Development Agency, RB, Continental
	Airlines Inc., AMT, 8.38%, 11/01/16	1,000	737,380
	New York City Industrial Development Agency, RB, Terminal One
	Group Association Project, AMT, 5.50%, 1/01/24	1,000	998,940
	New York State Energy Research & Development Authority, RB,
	Brooklyn Union Gas, Keyspan, Series A, AMT (FGIC),
	4.70%, 2/01/24	500	481,350
	New York State Energy Research & Development Authority, RB,
	Lilco Project, Series A (MBIA), 5.15%, 3/01/16	1,000	1,003,440
	New York State Energy Research & Development Authority, RB,
	Rochester Gas & Electric Corp., Series C (MBIA), 5.00%,
	8/01/32	1,000	1,010,890
			6,239,005
County/City/	City of New York New York, GO, Series J, 5.50%, 6/01/13 (a)	1,710	1,955,009
Special District/	City of New York New York, GO, Series J, 5.50%, 6/01/21	290	303,824
School District - 21.8%	City of New York New York, GO, Series J (MBIA), 5.25%, 5/15/18	1,500	1,610,700
	City of New York New York, GO, Sub-Series F-1(Syncora), 5.00%,
	9/01/22	1,000	1,045,710
	City of New York New York, GO, Sub-Series I-1, 5.50%, 4/01/21	1,500	1,668,870
	City of New York New York, GO, Sub-Series I-1, 5.13%, 4/01/25	750	796,290
	New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/31	2,000	1,866,200
	New York City Industrial Development Agency, Refunding RB, NY
	Stock Exchange Project, Series A, 4.25%, 5/01/24	500	487,310
	New York City Transitional Finance Authority, RB, Fiscal 2007,
	Series S-1 (MBIA), 5.00%, 7/15/24	500	523,325
	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-3, 5.00%, 1/15/23	575	611,559
	New York State Dormitory Authority, Refunding RB, Construction
	Service Project, Series A, 4.00%, 7/01/25	750	716,910
	United Nations Development Corp. New York, Refunding RB,
	Series A, 4.25%, 7/01/24	1,000	976,460
			12,562,167

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
CIFG	CDC IXIS Financial Guaranty		(National Public Finance Guaranty Corp.)
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Education - 11.4%	Dutchess County Industrial Development Agency, New York,
	Refunding RB, Bard College Civic Facilities, Series A-1, 5.00%,
	8/01/22	$ 750	$ 765,892
	New York City Industrial Development Agency, RB, Lycee
	Francais De NY Project, Series A (ACA), 5.50%, 6/01/15	500	522,145
	New York City Industrial Development Agency, RB, Polytechnic
	University Project (ACA), 4.70%, 11/01/22	1,000	881,310
	New York City Trust for Cultural Resources, RB, Museum of
	American Folk Art (ACA), 6.13%, 7/01/30	500	411,555
	New York State Dormitory Authority, RB, Mount Sinai Medical
	School, Series A (MBIA), 5.15%, 7/01/24	250	257,780
	New York State Dormitory Authority, RB, Mount Sinai School of
	Medicine, 5.50%, 7/01/25 (b)	1,000	1,036,340
Saint Lawrence County Industrial Development Agency, New York,
	RB, Saint Lawrence University, Series A, 5.00%, 10/01/16	1,500	1,645,860
	Schenectady Industrial Development Agency, Refunding RB,
	Union College Project, 5.00%, 7/01/26	1,000	1,041,330
			6,562,212
Health - 28.5%	Dutchess County Industrial Development Agency, New York, RB,
	Saint Francis Hospital, Series B, 7.25%, 3/01/19	385	385,427
	Erie County Industrial Development Agency, RB, Episcopal
	Church Home, Series A, 5.88%, 2/01/18	1,850	1,851,684
	Genesee County Industrial Development Agency, New York, RB,
	United Memorial Medical Center Project, 4.75%, 12/01/14	390	385,823
	New York City Industrial Development Agency, RB, PSCH Inc.
	Project, 6.20%, 7/01/20	1,415	1,308,719
	New York State Dormitory Authority, RB, Lenox Hill Hospital
	Obligation Group, 5.75%, 7/01/17	1,305	1,230,706
	New York State Dormitory Authority, RB, Mount Sinai Health,	330	345,008
	Series A, 6.50%, 7/01/10 (a)
	New York State Dormitory Authority, RB, NYSARC Inc., Series A,
	5.30%, 7/01/23	450	463,698
	New York State Dormitory Authority, RB, NYU Hospital Center,
	Series A, 5.00%, 7/01/16	1,130	1,143,334
	New York State Dormitory Authority, RB, NYU Hospital Center,
	Series B, 5.25%, 7/01/24	480	467,045
	New York State Dormitory Authority, RB, North Shore-Long Island
	Jewish Group, 5.00%, 5/01/13	1,500	1,626,435
	New York State Dormitory Authority, RB, North Shore-Long Island
	Jewish, Series A, 5.25%, 5/01/25	780	789,968
	New York State Dormitory Authority, RB, North Shore-Long Island
	Jewish, Series E, 5.00%, 5/01/22	650	664,807
	New York State Dormitory Authority, RB, Winthrop S. Nassau
	University, 5.50%, 7/01/11	1,735	1,779,624
	Saratoga County Industrial Development Agency, New York,
	Refunding RB, The Saratoga Hospital Project, Series A (Radian),
	4.38%, 12/01/13	365	366,763

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Saratoga County Industrial Development Agency, New York,
	Refunding RB, The Saratoga Hospital Project, Series A (Radian),
	4.50%, 12/01/14	$ 380	$ 380,281
	Suffolk County Industrial Development Agency, New York,
	Refunding RB, Jeffersons Ferry Project, 4.63%, 11/01/16	800	780,016
	Tompkins County Industrial Development Agency, New York, RB,
	Care Community, Kendal Ithaca, Series A-2, 5.75%, 7/01/18	250	250,088
	Tompkins County Industrial Development Agency, New York, RB,
	Care Community, Kendal Ithaca, Series A-2, 6.00%, 7/01/24	1,000	1,000,170
	Westchester County Industrial Development Agency, New York,
	RB, Special Needs Facilities Pooled Program, D-1, 6.80%,
	7/01/19	515	501,801
	Yonkers Industrial Development Agency, New York, RB, Sacred
	Heart Association Project, Series A, AMT, 4.80%, 10/01/26	750	705,143
			16,426,540
Housing - 13.1%	New York City Housing Development Corp., RB, The Animal
	Medical Center, Series A, 5.50%, 12/01/33	1,615	1,617,616
	New York Mortgage Agency, New York, RB, Homeowner
	Mortgage, Series 130, AMT, 4.75%, 10/01/30	2,500	2,378,900
	New York Mortgage Agency, New York, RB, Homeowner
	Mortgage, Series 133, AMT, 4.95%, 10/01/21	1,000	1,012,750
	New York Mortgage Agency, New York, RB, Homeowner
	Mortgage, Series 143, AMT, 4.85%, 10/01/27	500	472,495
	New York State Urban Development Corp., RB, Subordinate Lien,
	Corp. Purpose, Series A, 5.13%, 7/01/19	2,000	2,113,620
			7,595,381
State - 15.3%	New York Municipal Bond Bank Agency, RB, Series C, 5.25%,
	12/01/18	2,000	2,141,580
	New York State Dormitory Authority, RB, Education, Series F,
	5.00%, 3/15/30	1,290	1,326,623
	New York State Dormitory Authority, RB, Municipal Health
	Facilities, Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	623,700
	New York State Dormitory Authority, Refunding RB, Department
	Health, Series A, (CIFG), 5.00%, 7/01/25	1,500	1,548,435
	New York State Thruway Authority, RB, Series A-1, 5.00%,
	4/01/22	1,000	1,080,090
	New York State Urban Development Corp., RB, State Personal
	Income Tax, State Facilities, Series A-1 (MBIA), 5.00%, 3/15/24	485	504,584
	New York State Urban Development Corp., Refunding RB, Service
	Contract, Series B, 5.00%, 1/01/21	1,500	1,599,840
			8,824,852
Tobacco - 1.8%	Tobacco Settlement Financing Corp., New York, RB, Series B-1C,
	5.50%, 6/01/22	1,000	1,048,760
Transportation - 11.9%	Metropolitan Transportation Authority, RB, Series A (MBIA),
	5.00%, 11/15/24	2,000	2,056,100
	Metropolitan Transportation Authority, RB, Series B, 5.25%,
	11/15/25	750	809,498

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Metropolitan Transportation Authority, RB, Series B (MBIA),
	5.25%, 11/15/19	$ 860	$ 957,275
	Metropolitan Transportation Authority, Refunding RB, Series A
	(MBIA), 5.00%, 11/15/25	3,000	3,045,540
			6,868,413
Utilities - 8.7%	Long Island Power Authority, RB, General, Series D (MBIA),
	5.00%, 9/01/25	4,000	4,104,480
	Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	875	943,635
			5,048,115
	Total Municipal Bonds in New York		71,175,445
Guam - 4.4%
County/City/Special	Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	325	326,619
District/School District -
0.6%
State - 0.3%	Territory of Guam, GO, Series A, 6.00%, 11/15/19	185	192,639
Transportation - 1.7%	Guam International Airport Authority, RB, General, Series C,
	AMT (MBIA), 5.25%, 10/01/22	1,000	993,010
Utilities - 1.8%	Guam Government Waterworks Authority, RB, Water, 6.00%,
	7/01/25	1,000	1,001,800
	Total Municipal Bonds in Guam		2,514,068
Puerto Rico - 17.9%
Education - 0.8%	Puerto Rico Industrial Tourist Educational Medical &
	Environmental Control Facilities Financing Authority, RB,
	University Plaza Project, Series A (MBIA), 5.00%, 7/01/33	500	462,735
Housing - 3.4%	Puerto Rico HFA, RB, Subordinate, Capital Fund Modernization,
	5.13%, 12/01/27	2,000	1,996,400
State - 4.5%	Commonwealth of Puerto Rico, GO, Public Improvement,
	Series A, 5.25%, 7/01/16 (a)	615	720,755
	Commonwealth of Puerto Rico, GO, Refunding Public
	Improvement, Series A 4 (FSA), 5.25%, 7/01/30	350	361,330
	Puerto Rico Municipal Finance Agency, GO, Series A, 5.25%,
	8/01/25	1,000	983,090
	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, M-3 (MBIA), 6.00%, 7/01/28	500	515,620
			2,580,795
Transportation - 9.2%	Puerto Rico Highway & Transportation Authority, RB, Series Y
	(FSA), 6.25%, 7/01/21	3,000	3,291,300
	Puerto Rico Highway & Transportation Authority, RB,
	Subordinate (FGIC), 5.75%, 7/01/21	2,000	2,024,840
			5,316,140
	Total Municipal Bonds in Puerto Rico		10,356,070
U.S. Virgin Islands - 3.4%
Corporate - 1.7%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker
	Project, AMT, 6.50%, 7/01/21	500	507,355
	Virgin Islands Public Finance Authority, RB, Senior Secured,
	Hovensa Refinery, AMT, 4.70%, 7/01/22	500	453,600
			960,955

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
State - 1.7%	Virgin Islands Public Finance Authority, RB, Senior Lien,
	Matching Fund Loan Note, Series A, 5.25%, 10/01/24	$ 1,000	$ 1,009,010
	Total Municipal Bonds in the U.S. Virgin Islands		1,969,965
	Total Municipal Bonds - 149.0%		86,015,548
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (c)
New York - 1.4%
County/City/Special	City of New York New York, GO, Sub-Series B-1, 5.25%, 9/01/22	750	815,670
District/School District -
1.4%
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 1.4%		815,670
	Total Long-Term Investments
	(Cost - $86,255,675) - 150.4%		86,831,218
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 0.04% (d)(e)	737,907	737,907
	Total Short-Term Securities
	(Cost - $737,907) - 1.3%		737,907
	Total Investments (Cost - $86,993,582*) - 151.7%		87,569,125
	Other Assets Less Liabilities - 0.3%		154,910
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (0.7)%		(375,000)
	Preferred Shares, at Redemption Value - (51.3)%		(29,633,454)
	Net Assets Applicable to Common Shares - 100.0%	$ 57,715,581

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 86,595,427
Gross unrealized appreciation	$ 1,990,721
Gross unrealized depreciation	(1,392,023)
Net unrealized appreciation	$ 598,698

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) When-issued security.

Unrealized
Counterparty	Market Value	Appreciation
JPMorgan Chase Bank NA	$ 1,036,340	$ 40

(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d) Represents the current yield as of report date.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	$ (999,934)	$ 88

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments October 31, 2009 (Unaudited)

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Assets
Level 1 - Short-Term Securities	$ 737,907
Level 2 - Long-Term Investments[1]	86,831,218
Level 3
Total	$ 87,569,125
[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 18, 2009